EQUITY (Tables)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Common [Table]
Disclosure of components of common equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2020 AND DEC. 31, 2019 (MILLIONS)	2020	2019
Common shares	$7,345	$7,305
Contributed surplus	267	286
Retained earnings	14,723	16,026
Ownership changes	1,178	1,010
Accumulated other comprehensive income	4,412	6,241
Common equity	$27,925	$30,868

Schedule of equity
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT JUN. 30, 2020 AND DEC. 31, 2019	2020	2019[1]
Class A shares[2]	1,511,444,429	1,509,208,521
Class B shares	85,120	85,120
Shares outstanding[2]	1,511,529,549	1,509,293,641
Unexercised options and other share-based plans[3]	60,336,551	70,018,161
Total diluted shares	1,571,866,100	1,579,311,802

1.	Adjusted to reflect the three-for-two stock split effective on April 1, 2020.

2.	Net of 61,032,215 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2020 (December 31, 2019 – 63,417,346).

3.	Includes management share option plan and escrowed stock plan
Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020[1]	2019[1]	2020[1]	2019[1]
Outstanding, beginning of period[2]	1,513,055,374	1,432,967,575	1,509,293,641	1,432,714,261
Issued (repurchased)
Repurchases	(2,618,685)	(1,765,020)	(5,513,309)	(3,214,212)
Long-term share ownership plans[3]	1,034,483	2,541,521	7,622,148	4,180,865
Dividend reinvestment plan and others	58,377	53,718	127,069	116,880
Outstanding, end of period[4]	1,511,529,549	1,433,797,794	1,511,529,549	1,433,797,794

1.	Adjusted to reflect the three-for-two stock split effective on April 1, 2020.

2.
Net of 58,434,060 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2020 (March 31, 2019 – 56,644,846) and 63,417,346 as at December 31, 2019 (December 31, 2018 – 56,307,796).

3.	Includes management share option plan and restricted stock plan.

4.	Net of 61,032,215 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2020 (June 30, 2019 – 58,393,135).

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020	2019	2020	2019
Net (loss) income attributable to shareholders	$(656)	$399	$(949)	$1,014
Preferred share dividends	(36)	(38)	(71)	(75)
Dilutive effect of conversion of subsidiary preferred shares	49	(5)	68	(18)
Net (loss) income available to shareholders	$(643)	$356	$(952)	$921

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020[1]	2019[1]	2020[1]	2019[1]
Weighted average – Class A and Class B shares	1,512.1	1,433.3	1,511.7	1,433.2
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	—	34.1	—	31.8
Class A and Class B shares and share equivalents	1,512.1	1,467.4	1,511.7	1,465.0

1.	Adjusted to reflect the three-for-two stock split effective on April 1, 2020.